Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	SFr 267,302	SFr 204,250	SFr 129,412
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	264,089	197,153	121,949
Increase (decrease) in tax losses available for offset against future taxable profits	66,900
December 31, 2024
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	15,231	15,231	15,231
December 31, 2025
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	48,894	48,894	48,894
December 31, 2026
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	0	0	0
December 31, 2027
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	57,824	57,824	57,824
December 31, 2028
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	75,204	75,204	0
December 31, 2029
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	66,936	0	0
Tax Losses
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	264,089	197,152	121,948
Right of use assets and lease liabilities, net
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	0	0	0
Retirement benefit plan
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	SFr 3,213	SFr 7,098	SFr 7,464